Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended
	Nov. 23, 2020	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Cash at bank		$ 214,015	$ 622,985
Stock shares issued during the period for services value		25,000	25,000
Proceeds from related party debt		$ 194,000	$ 60,000
Term of restricted investments	185 days	185 days	185 days
Accrued interest and penalties on unrecognized tax benefits		$ 0	$ 0
Provision for working capital needs		165,000	165,000
Warrant [Member]
Accounting Policies [Line Items]
Cash at bank		623,000	623,000
Net working capital		$ 90,000	$ 1,500,000
Antidilutive securities excluded from the computation of earnings per share		9,000,000	9,000,000
Class A Ordinary Shares
Accounting Policies [Line Items]
Temporary equity, shares outstanding		20,238,565	20,484,749
Provision for working capital needs		$ 165,000	$ 165,000
Interest income on investments held in the trust account		$ 53,000	$ 19,000
IPO [Member]
Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares			9,000,000
Private Placement [Member]
Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares		4,600,000	4,600,000
Over-Allotment Option [Member]
Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares		4,400,000	4,400,000
Minimum [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation		$ 250,000	$ 250,000